Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from Contracts with Customers
17.
Revenue from Contracts with Customers

Disaggregation of revenue from contracts with customers Set out below is the disaggregation of the Group’s revenue from contracts with customers:

(In thousand Euros)	June 30, 2024	June 30, 2023
Sales of goods	83,946	60,274
Sales of services	7,947	7,746
Total	91,893	68,020

The breakdown by geographical segments is as follows:

(In thousand Euros)	June 30, 2024	June 30, 2023
Geographical markets (*):
EMEA	74,741	55,124
NORAM	16,456	12,526
APAC	696	370
Total	91,893	68,020

(*) The differences between geographical markets information and the segment disclosures in the Note 7 comes from the intercompany eliminations.

There is no individual customer exceeding 10% of the total revenues during the six months period ended June 30, 2024 and 2023.

Service revenue includes mainly installations services, software operation and maintenance.

The sale of installation services is always made in combination with the sale of a charger, although they are considered distinct performance obligations. Delivery of the charger and the installation services do not always happen at the same time, leading, in some cases, to chargers being delivered to customers with the installation pending. In this scenario, a contract liability is recognized when invoicing both services prior to rendering the installation services.

A contract liability is recognized if a payment is received or if a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer). When revenue is not expected to be recognized in the next twelve months, contract liability is classified as a 'Long term deferred income' in the balance sheet.